Balance Sheets (Parenthetical) (Quarterly Report [Member], USD $)	Jun. 30, 2013	Dec. 31, 2012
Quarterly Report [Member]
Preferred Stock, Par Value	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	250,000	250,000
Preferred Stock, Shares Outstanding	250,000	250,000
Common Stock, Par Value	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares Issued	48,612,365	48,612,365
Common Stock, Shares Outstanding	48,612,365	48,612,365